Taxation - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Taxation
Profit/(loss) before income tax	$ 12,417	$ 54,828
Tax calculated at the applicable tax rates	(1,552)	(6,689)
Effect of different tax rates in other countries	(755)	(25)
Tax effect of expenses not deductible for tax purposes and non-taxable income	293	(630)
Tax effect of deductions under special tax regimes	1,752	5,620
Unrecognized deferred tax asset resulting from loss carryforward			$ (41)
Tax effect of tax losses brought forward	36	812
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(321)	(760)
Overseas tax in excess of credit claim used during the period	(491)	(418)
Income tax related to prior periods	(36)
Income tax expense	$ (1,074)	$ (2,090)